Due Dates of the Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Aggregate Information Material Contractual Obligations and Payments Due
Financial liabilities reported as at December 31, 2020:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2020
Lease liabilities (undiscounted)	4 129	1 306	1 776	955	92
Bank loan	37	37	—	—	—
Pension obligations	614	—	—	—	614
Advances repayable (current and non-current)	4 590	371	542	480	3 197

Total financial liabilities	9 371	1 714	2 319	1 435	3 903

Financial liabilities reported as at December 31, 2019:

(€’000)	Total	Less than one year	One to three years	Three to five years	More than five years
As at December 31, 2019
Lease liabilities (undiscounted)	4 838	1 401	1 952	1 100	385
Bank loan	229	192	37	—	—
Pension obligations	398	—	—	—	398
Advances repayable (current and non-current)	4 484	346	490	486	3 163

Total financial liabilities	9 949	1 939	2 479	1 586	3 945